SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Proposed Merger with Clover Community Bankshares, Inc. [Abstract]
Closing stock price (in dollars per share)		$ 7.58
Clover [Member]
Proposed Merger with Clover Community Bankshares, Inc. [Abstract]
Assets		$ 126.0
Loans		66.0
Securities		39.0
Liabilities		113.0
Deposits		$ 112.0
Common and preferred shares outstanding (in shares)		976,901
Closing stock price (in dollars per share)		$ 20.60
Clover [Member] | Subsequent Event [Member]
Proposed Merger with Clover Community Bankshares, Inc. [Abstract]
Merger consideration in stock	80.00%
Merger consideration in in cash	20.00%
Conversion ratio from preferred to common stock immediately prior to merger closing	1
Merger exchange ratio from acquiree to acquirer stock	2.7181
Cash consideration paid per share exchanged (in dollars per share)	$ 22.00
Cash paid in lieu of fractional shares (in dollars per share)	$ 7.6305
Number of days preceding merger used in calculating average closing stock price	20 days
Total consideration	$ 20.4